Financial Risk Management and Policies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Risk Management and Policies [Abstract]
Derivative warrant liability	$ 7,217,746	$ 4,245,780	$ 11,675,815	$ 2,547,622	$ 1,273,740
Derivative increase/(decrease) rate		10.00%
Increase decrease in derivative warrant liability		$ 424,578	1,167,582	1,316,838	1,570,946
Derivative warrant liabilities				13,161,838	$ 15,709,460
Derivative warrant liability percentage					10.00%
Fair value of derivative warrant liability			11,675,815	$ 13,161,838
Increase decrease percentage	10.00%
Increase/(decrease) on the income and equity	$ 721,774		$ 1,167,581